sae

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	AEROSPACE & DEFENSE - 4.3%
10,937	Howmet Aerospace, Inc.	$ 615,316
103,265	Mercury Systems, Inc.(a)	3,062,840
		3,678,156
	ASSET MANAGEMENT - 7.9%
195,100	Invesco Ltd.	3,088,433
108,635	Janus Henderson Group plc	3,124,343
7,042	KKR & Company, Inc.	609,696
		6,822,472
	AUTOMOTIVE - 3.6%
227,945	Dana, Inc.	3,090,934

	BEVERAGES - 0.7%
41,800	Primo Water Corporation	609,444

	BIOTECH & PHARMA - 10.9%
389,718	Bausch Health Companies, Inc.(a)	3,059,286
192,246	Innoviva, Inc.(a)	3,114,385
224,538	Ironwood Pharmaceuticals, Inc.(a)	3,186,194
		9,359,865
	CHEMICALS - 0.7%
5,284	Rogers Corporation(a)	609,087

	CONSTRUCTION MATERIALS - 4.4%
9,377	Knife River Corporation(a)	614,100
160,140	MDU Resources Group, Inc.	3,124,330
		3,738,430
	ELECTRIC UTILITIES - 5.0%
517,599	Algonquin Power & Utilities Corporation	3,069,362
16,703	FirstEnergy Corporation	612,666
11,571	NRG Energy, Inc.	613,726
		4,295,754
	ENGINEERING & CONSTRUCTION - 1.4%
6,944	AECOM	612,391

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	ENGINEERING & CONSTRUCTION - 1.4% (Continued)
4,584	Jacobs Solutions, Inc.	$ 617,786
		1,230,177
	ENTERTAINMENT CONTENT - 1.4%
24,576	Endeavor Group Holdings, Inc., Class A	608,256
6,400	Walt Disney Company (The)	614,720
		1,222,976
	FOOD - 3.6%
74,194	TreeHouse Foods, Inc.(a)	3,123,567

	GAS & WATER UTILITIES - 3.6%
52,658	Southwest Gas Holdings, Inc.	3,089,971

	HEALTH CARE FACILITIES & SERVICES - 5.0%
11,690	Catalent, Inc.(a)	603,672
100,183	Fortrea Holdings, Inc.(a)	3,101,666
19,735	Option Care Health, Inc.(a)	616,521
		4,321,859
	HOME & OFFICE PRODUCTS - 3.5%
365,346	Newell Brands, Inc.	3,039,679

	INTERNET MEDIA & SERVICES - 5.1%
29,205	GoDaddy, Inc., Class A(a)	3,115,006
12,111	IAC, Inc.(a)	608,093
16,400	Pinterest, Inc., Class A(a)	614,508
		4,337,607
	LEISURE FACILITIES & SERVICES - 8.5%
115,559	Bloomin' Brands, Inc.	3,076,181
39,959	Restaurant Brands International, Inc.	3,119,998
8,033	Shake Shack, Inc., Class A(a)	606,973
32,208	Wendy's Company (The)	614,529
		7,417,681
	METALS & MINING - 0.7%
23,078	Peabody Energy Corporation	616,183

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS PRODUCERS - 0.7%
18,290	CVR Energy, Inc.	$ 616,922

	PUBLISHING & BROADCASTING - 1.4%
20,364	Liberty Media Corp-Liberty SiriusXM(a)	618,862
12,572	New York Times Company (The), Class A	610,496
		1,229,358
	REAL ESTATE OWNERS & DEVELOPERS - 3.6%
38,496	Howard Hughes Holdings, Inc.(a)	3,082,760

	REAL ESTATE SERVICES - 0.7%
7,077	CBRE Group, Inc., Class A(a)	610,816

	RETAIL - DISCRETIONARY - 7.9%
71,993	Bath & Body Works, Inc.	3,071,221
36,079	Freshpet, Inc.(a)	3,106,402
71,310	Hertz Global Holdings, Inc.(a)	595,439
		6,773,062
	SOFTWARE - 1.4%
20,829	Evolent Health, Inc., Class A(a)	612,581
25,977	Gen Digital, Inc.	609,940
		1,222,521
	SPECIALTY FINANCE - 3.5%
133,648	PRA Group, Inc.(a)	3,043,165

	TECHNOLOGY HARDWARE - 0.7%
40,903	NCR Voyix Corporation(a)	601,274

	TECHNOLOGY SERVICES - 7.2%
853,794	Conduent, Inc.(a)	3,073,658
17,016	Insight Enterprises, Inc.(a)	3,143,536
		6,217,194
	TELECOMMUNICATIONS - 1.4%
31,093	DigitalBridge Group, Inc.	610,667

LEADERSHARES® ACTIVIST LEADERS® ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
COMMON STOCKS — 98.8% (Continued)
TELECOMMUNICATIONS - 1.4% (Continued)
31,616	Telephone and Data Systems, Inc.	$ 607,343
1,218,010

	TOTAL COMMON STOCKS (Cost $82,694,409)	85,218,924

	TOTAL INVESTMENTS - 98.8% (Cost $82,694,409)	$ 85,218,924
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	1,001,863
	NET ASSETS - 100.0%	$ 86,220,787

(a)	Non-income producing security.

LTD	- Limited Company
PLC	- Public Limited Company

Diversification of Assets
Country	% of Net Assets
United States	80.2%
Canada	11.4%
Jersey	3.6%
Bermuda	3.6%
Total	98.8%
Other Assets Less Liabilities - Net	1.2%
Grand Total	100.0%

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1%
	BIOTECH & PHARMA - 6.5%
89,514	Bristol-Myers Squibb Company	$ 4,374,549
29,310	Johnson & Johnson	4,657,359
		9,031,908
	CABLE & SATELLITE - 3.5%
104,581	Comcast Corporation, Class A	4,867,200

	CHEMICALS - 2.6%
59,617	DuPont de Nemours, Inc.	3,684,331

	COMMERCIAL SUPPORT SERVICES - 6.3%
675,475	ADT, Inc.	4,410,852
94,790	H&R Block, Inc.	4,439,963
		8,850,815
	E-COMMERCE DISCRETIONARY - 3.1%
105,241	eBay, Inc.	4,322,248

	ELECTRIC UTILITIES - 6.6%
61,455	Sempra Energy	4,397,720
118,903	Vistra Corporation	4,878,590
		9,276,310
	ENTERTAINMENT CONTENT - 3.6%
166,246	Fox Corporation - Class B	4,989,042

	FOOD - 6.7%
165,915	Pilgrim's Pride Corporation(a)	4,507,911
52,029	Post Holdings, Inc.(a)	4,831,932
		9,339,843
	HEALTH CARE FACILITIES & SERVICES - 6.5%
61,800	Centene Corporation(a)	4,654,158
20,204	Laboratory Corp of America Holdings	4,491,349
		9,145,507
	HOUSEHOLD PRODUCTS - 3.2%
57,659	Spectrum Brands Holdings, Inc.	4,533,151

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.3%
112,982	Jefferies Financial Group, Inc.	$ 4,605,146

	LEISURE FACILITIES & SERVICES - 10.4%
25,174	Hilton Worldwide Holdings, Inc.	4,807,227
20,336	Marriott International, Inc., Class A	4,875,149
117,022	Travel + Leisure Company	4,730,029
		14,412,405
	MACHINERY - 3.2%
11,492	Deere & Company	4,523,021

	OIL & GAS PRODUCERS - 10.5%
82,051	HF Sinclair Corporation	4,635,061
30,710	Marathon Petroleum Corporation	5,085,576
35,141	Valero Energy Corporation	4,881,085
		14,601,722
	PUBLISHING & BROADCASTING - 3.7%
29,478	Nexstar Media Group, Inc.	5,238,536

	RETAIL - DISCRETIONARY - 3.3%
31,147	Dick's Sporting Goods, Inc.	4,643,083

	SELF-STORAGE REIT - 2.9%
109,776	National Storage Affiliates Trust	4,100,134

	SOFTWARE - 3.5%
105,212	Teradata Corporation(a)	4,858,691

	SPECIALTY FINANCE - 3.4%
236,166	MGIC Investment Corporation	4,685,534

	TECHNOLOGY HARDWARE - 3.0%
37,489	Arrow Electronics, Inc.(a)	4,166,902

LEADERSHARES® ALPHAFACTOR® TACTICAL FOCUSED ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.1% (Continued)
	TRANSPORTATION & LOGISTICS - 3.3%
36,138	Expeditors International of Washington, Inc.	$ 4,565,314

	TOTAL COMMON STOCKS (Cost $135,609,266)	138,440,843

	TOTAL INVESTMENTS - 99.1% (Cost $135,609,266)	$ 138,440,843
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%	1,214,963
	NET ASSETS - 100.0%	$ 139,655,806

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AEROSPACE & DEFENSE - 2.0%
3,051	Lockheed Martin Corporation	$ 1,310,130
17,168	Textron, Inc.	1,454,301
		2,764,431
	APPAREL & TEXTILE PRODUCTS - 1.0%
11,308	PVH Corporation	1,359,900

	ASSET MANAGEMENT - 3.0%
3,634	Ameriprise Financial, Inc.	1,405,740
93,130	Blue Owl Capital, Inc.	1,447,240
6,069	LPL Financial Holdings, Inc.	1,451,645
		4,304,625
	BIOTECH & PHARMA - 0.9%
57,458	Exelixis, Inc.(a)	1,250,286

	CABLE & SATELLITE - 1.0%
31,550	Comcast Corporation, Class A	1,468,337

	CHEMICALS - 0.9%
36,669	Valvoline, Inc.(a)	1,338,052

	COMMERCIAL SUPPORT SERVICES - 1.9%
28,592	H&R Block, Inc.	1,339,249
31,528	Rollins, Inc.	1,365,478
		2,704,727
	CONSTRUCTION MATERIALS - 3.2%
4,431	Carlisle Companies, Inc.	1,392,486
6,810	Eagle Materials, Inc.	1,540,966
9,319	Owens Corning	1,412,108
		4,345,560
	CONSUMER SERVICES - 1.0%
10,517	Grand Canyon Education, Inc.(a)	1,373,415

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	CONTAINERS & PACKAGING - 0.9%
20,391	Berry Global Group, Inc.	$ 1,334,795

	ELECTRIC UTILITIES - 2.9%
76,694	PG&E Corporation	1,293,828
18,528	Sempra Energy	1,325,864
35,851	Vistra Corporation	1,470,966
		4,090,658
	ELECTRICAL EQUIPMENT - 0.9%
16,756	A O Smith Corporation	1,300,433

	ENGINEERING & CONSTRUCTION - 0.9%
14,935	AECOM	1,317,118

	ENTERTAINMENT CONTENT - 2.0%
35,002	AppLovin Corporation(a)	1,439,633
10,104	Electronic Arts, Inc.	1,390,108
		2,829,741
	FOOD - 2.0%
12,699	Ingredion, Inc.	1,366,031
15,687	Post Holdings, Inc.(a)	1,456,852
		2,822,883
	HEALTH CARE FACILITIES & SERVICES - 6.1%
13,707	Cardinal Health, Inc.	1,496,667
2,941	Elevance Health, Inc.	1,451,207
5,105	HCA Healthcare, Inc.	1,556,516
3,024	Humana, Inc.	1,143,253
2,991	McKesson Corporation	1,495,171
9,098	Universal Health Services, Inc., Class B	1,444,853
		8,587,667
	HOME CONSTRUCTION - 4.8%
35,983	AZEK Company, Inc. (The)(a)	1,387,504
9,105	DR Horton, Inc.	1,301,196
197	NVR, Inc.(a)	1,393,832
13,382	PulteGroup, Inc.	1,399,222

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	HOME CONSTRUCTION - 4.8% (Continued)
13,420	Toll Brothers, Inc.	$ 1,333,277
		6,815,031
	HOTEL REIT - 1.0%
90,031	Park Hotels & Resorts, Inc.	1,357,667

	HOUSEHOLD PRODUCTS - 1.0%
17,396	Spectrum Brands Holdings, Inc.	1,367,674

	INDUSTRIAL INTERMEDIATE PROD - 1.0%
17,267	Timken Company (The)	1,414,340

	INDUSTRIAL SUPPORT SERVICES - 2.0%
34,273	Core & Main, Inc.(a)	1,415,818
13,649	MSC Industrial Direct Company, Inc., Class A	1,346,883
		2,762,701
	INSURANCE - 7.2%
16,785	Aflac, Inc.	1,415,647
20,373	American International Group, Inc.	1,416,127
11,366	Globe Life, Inc.	1,395,972
17,218	Hartford Financial Services Group, Inc. (The)	1,497,277
19,905	Loews Corporation	1,450,278
47,097	Old Republic International Corporation	1,320,600
6,719	Primerica, Inc.	1,573,321
		10,069,222
	INTERNET MEDIA & SERVICES - 6.0%
9,902	Alphabet, Inc., Class A(a)	1,387,270
391	Booking Holdings, Inc.(a)	1,371,421
9,085	Expedia Group, Inc.(a)	1,347,578
12,962	GoDaddy, Inc., Class A(a)	1,382,527
2,853	Netflix, Inc.(a)	1,609,405
6,742	VeriSign, Inc.(a)	1,340,849
		8,439,050
	LEISURE FACILITIES & SERVICES - 5.9%
7,595	Hilton Worldwide Holdings, Inc.	1,450,341

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	LEISURE FACILITIES & SERVICES - 5.9% (Continued)
10,571	Hyatt Hotels Corporation, Class A	$ 1,356,999
6,139	Marriott International, Inc., Class A	1,471,702
30,823	MGM Resorts International	1,336,794
5,378	Wingstop, Inc.	1,511,811
17,080	Wyndham Hotels & Resorts, Inc.	1,331,044
		8,458,691
	LEISURE PRODUCTS - 0.9%
5,374	Axon Enterprise, Inc.(a)	1,338,448

	OIL & GAS PRODUCERS - 10.8%
8,066	Cheniere Energy, Inc.	1,322,743
17,857	Chesapeake Energy Corporation	1,376,953
11,837	ConocoPhillips	1,324,205
13,796	Exxon Mobil Corporation	1,418,367
24,749	HF Sinclair Corporation	1,398,071
57,034	Marathon Oil Corporation	1,303,227
9,259	Marathon Petroleum Corporation	1,533,291
3,876	Murphy USA, Inc.	1,366,368
23,096	Occidental Petroleum Corporation	1,329,637
10,343	Phillips 66	1,492,598
10,596	Valero Energy Corporation	1,471,784
		15,337,244
	RETAIL - DISCRETIONARY - 5.9%
9,221	AutoNation, Inc.(a)	1,287,805
537	AutoZone, Inc.(a)	1,483,264
8,296	Builders FirstSource, Inc.(a)	1,441,264
9,383	Dick's Sporting Goods, Inc.	1,398,724
1,459	O'Reilly Automotive, Inc.(a)	1,492,629
8,635	Penske Automotive Group, Inc.	1,281,175
		8,384,861
	SEMICONDUCTORS - 1.9%
16,544	Cirrus Logic, Inc.(a)	1,277,197
1,766	Lam Research Corporation	1,457,250
		2,734,447

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SOFTWARE - 3.1%
46,678	Dropbox, Inc., Class A(a)	$ 1,478,759
48,421	Informatica, Inc., Class A(a)	1,452,630
31,744	Teradata Corporation(a)	1,465,938
		4,397,327
	SPECIALTY FINANCE - 2.0%
7,374	American Express Company	1,480,257
71,312	MGIC Investment Corporation	1,414,830
		2,895,087
	STEEL - 3.0%
7,928	Nucor Corporation	1,481,982
4,943	Reliance Steel & Aluminum Company	1,410,831
11,692	Steel Dynamics, Inc.	1,411,107
		4,303,920
	TECHNOLOGY HARDWARE - 1.9%
11,314	Arrow Electronics, Inc.(a)	1,257,551
10,864	Jabil, Inc.	1,361,151
		2,618,702
	TECHNOLOGY SERVICES - 6.1%
4,283	CACI International, Inc., Class A(a)	1,472,196
18,361	Cognizant Technology Solutions Corporation, Class A	1,416,000
10,421	Fiserv, Inc.(a)	1,478,426
3,063	Gartner, Inc.(a)	1,401,139
11,116	Science Applications International Corporation	1,419,069
5,303	Visa, Inc., Class A	1,449,098
		8,635,928
	TELECOMMUNICATIONS - 1.0%
8,581	T-Mobile US, Inc.	1,383,515

	TRANSPORTATION & LOGISTICS - 1.9%
10,898	Expeditors International of Washington, Inc.	1,376,744
12,045	Ryder System, Inc.	1,367,951
		2,744,695

LEADERSHARES® ALPHAFACTOR® US CORE EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	TRANSPORTATION EQUIPMENT - 1.0%
23,711	Allison Transmission Holdings, Inc.	$ 1,435,464

	TOTAL COMMON STOCKS (Cost $123,626,070)	140,086,642

	TOTAL INVESTMENTS - 99.0% (Cost $123,626,070)	$ 140,086,642
	OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.0%	1,368,095
	NET ASSETS - 100.0%	$ 141,454,737

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5%
	AEROSPACE & DEFENSE - 0.9%
809	Boeing Company (The)(a)	$ 170,731
565	General Dynamics Corporation	149,719
475	L3Harris Technologies, Inc.	99,000
554	Lockheed Martin Corporation	237,893
355	Northrop Grumman Corporation	158,600
3,625	Raytheon Technologies Corporation	330,310
		1,146,253
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,751	NIKE, Inc., Class B	177,779

	ASSET MANAGEMENT - 0.4%
351	BlackRock, Inc.	271,783
3,751	Charles Schwab Corporation	236,013
		507,796
	AUTOMOTIVE - 0.2%
10,059	Ford Motor Company	117,891
3,455	General Motors Company	134,054
		251,945
	BANKING - 2.5%
17,457	Bank of America Corporation	593,713
4,818	Citigroup, Inc.	270,627
7,210	JPMorgan Chase & Company	1,257,136
997	PNC Financial Services Group, Inc.	150,756
3,371	Truist Financial Corporation	124,929
3,987	US Bancorp	165,620
9,199	Wells Fargo & Company	461,606
		3,024,387
	BEVERAGES - 0.7%
5,954	Coca-Cola Company	354,203
403	Constellation Brands, Inc., Class A	98,767
2,522	Keurig Dr Pepper, Inc.	79,292
2,205	PepsiCo, Inc.	371,609
		903,871

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	BIOTECH & PHARMA - 3.0%
2,800	AbbVie, Inc.	$ 460,319
1,331	Amgen, Inc.	418,280
369	Biogen, Inc.(a)	91,018
5,150	Bristol-Myers Squibb Company	251,681
3,101	Gilead Sciences, Inc.	242,684
6,054	Johnson & Johnson	961,980
3,778	Merck & Company, Inc.	456,307
14,103	Pfizer, Inc.	381,909
106	Regeneron Pharmaceuticals, Inc.(a)	99,935
235	Vertex Pharmaceuticals, Inc.(a)	101,844
517	Zoetis, Inc.	97,098
		3,563,055
	CABLE & SATELLITE - 0.4%
10,156	Comcast Corporation, Class A	472,660

	CHEMICALS - 0.4%
563	Air Products and Chemicals, Inc.	143,964
1,783	Corteva, Inc.	81,091
1,796	Dow, Inc.	96,265
595	PPG Industries, Inc.	83,919
299	Sherwin-Williams Company (The)	91,010
		496,249
	COMMERCIAL SUPPORT SERVICES - 0.1%
485	Waste Management, Inc.	90,031

	DATA CENTER REIT - 0.1%
127	Equinix, Inc.	105,381

	DIVERSIFIED INDUSTRIALS - 0.7%
1,380	3M Company	130,203
1,439	Emerson Electric Company	131,999
1,568	General Electric Company	207,635
1,649	Honeywell International, Inc.	333,527

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	DIVERSIFIED INDUSTRIALS - 0.7% (Continued)
376	Illinois Tool Works, Inc.	$ 98,098
		901,462
	ELECTRIC UTILITIES - 1.0%
1,322	American Electric Power Company, Inc.	103,301
2,122	Dominion Energy, Inc.	97,018
1,941	Duke Energy Corporation	186,006
2,496	Exelon Corporation	86,886
5,145	NextEra Energy, Inc.	301,651
5,332	PG&E Corporation	89,951
1,582	Sempra Energy	113,208
2,730	Southern Company	189,790
1,407	Xcel Energy, Inc.	84,237
		1,252,048
	ENTERTAINMENT CONTENT - 0.4%
4,654	Walt Disney Company	447,017

	FOOD - 0.2%
1,451	General Mills, Inc.	94,184
1,969	Mondelez International, Inc., A	148,207
		242,391
	HEALTH CARE FACILITIES & SERVICES - 1.6%
422	Cencora, Inc.	98,191
1,339	Centene Corporation(a)	100,840
741	Cigna Group (The)	223,004
3,242	CVS Health Corporation	241,108
589	Elevance Health, Inc.	290,636
310	Humana, Inc.	117,199
330	McKesson Corporation	164,964
1,426	UnitedHealth Group, Inc.	729,740
		1,965,682
	HEALTH CARE REIT - 0.1%
1,390	Welltower, Inc.	120,249

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.8%
1,258	Colgate-Palmolive Company	$ 105,924
581	Estee Lauder Companies, Inc., Class A	76,686
4,321	Kenvue, Inc.	89,704
845	Kimberly-Clark Corporation	102,220
3,609	Procter & Gamble Company	567,118
		941,652
	INDUSTRIAL REIT - 0.2%
2,316	Prologis, Inc.	293,414

	INFRASTRUCTURE REIT - 0.2%
694	American Tower Corporation, A	135,781
1,098	Crown Castle, Inc.	118,859
		254,640
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
1,937	Bank of New York Mellon Corporation	107,426
597	CME Group, Inc.	122,886
814	Goldman Sachs Group, Inc.	312,585
1,425	Intercontinental Exchange, Inc.	181,445
3,168	Morgan Stanley	276,376
		1,000,718
	INSURANCE - 2.2%
1,332	Aflac, Inc.	112,341
651	Allstate Corporation	101,068
1,752	American International Group, Inc.	121,782
4,586	Berkshire Hathaway, Inc., Class B(a)	1,759,831
594	Marsh & McLennan Companies, Inc.	115,141
1,574	MetLife, Inc.	109,110
732	Progressive Corporation (The)	130,479
912	Prudential Financial, Inc.	95,696
568	Travelers Companies, Inc.	120,052
		2,665,500
	LEISURE FACILITIES & SERVICES - 0.3%
1,012	McDonald's Corporation	296,233

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	LEISURE FACILITIES & SERVICES - 0.3% (Continued)
1,182	Starbucks Corporation	$ 109,961
		406,194
	MACHINERY - 0.2%
543	Caterpillar, Inc.	163,068
294	Deere & Company	115,713
		278,781
	MEDICAL EQUIPMENT & DEVICES - 1.5%
4,337	Abbott Laboratories	490,731
745	Agilent Technologies, Inc.	96,925
733	Becton Dickinson and Company	175,048
1,611	Boston Scientific Corporation(a)	101,912
1,657	Danaher Corporation	397,531
304	Intuitive Surgical, Inc.(a)	114,979
309	Stryker Corporation	103,663
604	Thermo Fisher Scientific, Inc.	325,544
		1,806,333
	METALS & MINING - 0.1%
2,939	Newmont Corporation	101,425

	OIL & GAS PRODUCERS - 1.9%
4,512	Chevron Corporation	665,204
949	ConocoPhillips	106,165
10,292	Exxon Mobil Corporation	1,058,121
4,939	Kinder Morgan, Inc.	83,568
1,711	Occidental Petroleum Corporation	98,502
1,126	Phillips 66	162,493
878	Valero Energy Corporation	121,954
		2,296,007
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
2,580	Baker Hughes Company	73,530
2,309	Halliburton Company	82,316
3,709	Schlumberger Ltd.	180,628
		336,474

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.1%
662	Costco Wholesale Corporation	$ 460,011
1,155	Target Corporation	160,637
3,568	Walmart, Inc.	589,611
		1,210,259
	RETAIL - DISCRETIONARY - 0.9%
1,612	Home Depot, Inc.	568,972
1,463	Lowe's Companies, Inc.	311,385
1,001	TJX Companies, Inc.	95,005
		975,362
	RETAIL REIT - 0.1%
1,829	Realty Income Corporation	99,479

	SELF-STORAGE REIT - 0.1%
528	Extra Space Storage, Inc.	76,264

	SEMICONDUCTORS - 1.0%
516	Analog Devices, Inc.	99,258
10,671	Intel Corporation	459,707
2,819	Micron Technology, Inc.	241,729
1,356	QUALCOMM, Inc.	201,380
1,445	Texas Instruments, Inc.	231,373
		1,233,447
	SOFTWARE - 0.1%
155	Roper Technologies, Inc.	83,235

	SPECIALTY FINANCE - 0.1%
957	Capital One Financial Corporation	129,501

	TECHNOLOGY HARDWARE - 0.4%
10,184	Cisco Systems, Inc.	511,033

	TECHNOLOGY SERVICES - 1.5%
631	Automatic Data Processing, Inc.	155,087
1,267	Cognizant Technology Solutions Corporation, Class A	97,711

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 28.5% (Continued)
	TECHNOLOGY SERVICES - 1.5% (Continued)
1,498	Fidelity National Information Services, Inc.	$ 93,265
728	Fiserv, Inc.(a)	103,281
2,301	International Business Machines Corporation	422,602
583	Mastercard, Inc., Class A	261,901
2,773	PayPal Holdings, Inc.(a)	170,124
455	S&P Global, Inc.	203,999
1,360	Visa, Inc., Class A	371,634
		1,879,604
	TELECOMMUNICATIONS - 0.7%
17,710	AT&T, Inc.	313,290
1,248	T-Mobile US, Inc.	201,215
10,529	Verizon Communications, Inc.	445,903
		960,408
	TOBACCO & CANNABIS - 0.3%
4,463	Altria Group, Inc.	179,056
2,446	Philip Morris International, Inc.	222,219
		401,275
	TRANSPORTATION & LOGISTICS - 0.7%
2,509	CSX Corporation	89,571
583	FedEx Corporation	140,672
572	Norfolk Southern Corporation	134,557
845	Union Pacific Corporation	206,121
1,840	United Parcel Service, Inc., Class B	261,097
		832,018
	TRANSPORTATION EQUIPMENT - 0.1%
358	Cummins, Inc.	85,669

	WHOLESALE - CONSUMER STAPLES - 0.1%
1,351	Archer-Daniels-Midland Company	75,089
1,279	Sysco Corporation	103,509
		178,598

	TOTAL COMMON STOCKS (Cost $33,738,517)	34,705,546

LEADERSHARES® EQUITY SKEW ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 70.5%
	EQUITY - 70.5%
265,204	SPDR Portfolio S&P 500 Growth ETF	$ 17,750,104
293,050	SPDR S&P 600 Small Cap Growth ETF	23,880,645
412,179	SPDR S&P 600 Small Cap Value ETF	32,467,340
298,755	Vanguard FTSE Emerging Markets ETF	11,842,648
	TOTAL EXCHANGE-TRADED FUNDS (Cost $84,792,402)	85,940,737

	TOTAL INVESTMENTS - 99.0% (Cost $118,530,919)	$ 120,646,283
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%	1,283,031
	NET ASSETS - 100.0%	$ 121,929,314

ETF	- Exchange-Traded Fund
LTD	- Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4%
	AEROSPACE & DEFENSE — 3.1%
166,000	Boeing Company (The)		4.8750	05/01/25	$ 165,090
177,000	Boeing Company (The)		2.1960	02/04/26	166,710
166,000	Boeing Company (The)		5.1500	05/01/30	166,276
167,000	Boeing Company (The)		5.7050	05/01/40	168,107
168,000	Boeing Company (The)		5.8050	05/01/50	168,313
170,000	Boeing Company (The)		5.9300	05/01/60	169,736
179,000	Bombardier, Inc.(b)		7.8750	04/15/27	179,383
173,000	RTX Corporation		4.1250	11/16/28	168,640
194,000	RTX Corporation		4.5000	06/01/42	177,327
180,000	TransDigm, Inc.(b)		6.2500	03/15/26	179,897
187,000	TransDigm, Inc.		5.5000	11/15/27	183,017
179,000	TransDigm, Inc.(b)		6.7500	08/15/28	182,067
179,000	TransDigm, Inc.(b)		6.8750	12/15/30	183,638
					2,258,201
	ASSET MANAGEMENT — 0.3%
202,000	NFP Corporation(b)		6.8750	08/15/28	202,674

	AUTOMOTIVE — 0.5%
178,000	Clarios Global, L.P. / Clarios US Finance Company(b)		8.5000	05/15/27	179,024
220,000	Tenneco, Inc.(b)		8.0000	11/17/28	192,390
					371,414
	BANKING — 6.1%
183,000	Bank of America Corporation(a)	SOFRRATE + 0.960%	1.7340	07/22/27	168,779
180,000	Bank of America Corporation(a)	TSFR3M + 1.302%	3.4190	12/20/28	170,060
175,000	Bank of America Corporation Series N(a)	TSFR3M + 1.572%	4.2710	07/23/29	169,563
179,000	Bank of America Corporation(a)	TSFR3M + 1.472%	3.9740	02/07/30	170,775
200,000	Bank of America Corporation(a)	TSFR3M + 1.252%	2.4960	02/13/31	172,956
205,000	Bank of America Corporation(a)	SOFRRATE + 1.320%	2.6870	04/22/32	173,926
244,000	Bank of America Corporation(a)	SOFRRATE + 1.930%	2.6760	06/19/41	176,181
227,000	Bank of America Corporation(a)	SOFRRATE + 1.580%	3.3110	04/22/42	178,390
212,000	Bank of America Corporation B(a)	TSFR3M + 3.412%	4.0830	03/20/51	177,668

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	BANKING — 6.1% (Continued)
170,000	Citigroup, Inc.(a)	SOFRRATE + 2.842%	3.1060	04/08/26	$ 165,783
172,000	Citigroup, Inc.		4.4500	09/29/27	168,481
175,000	Citigroup, Inc.(a)	SOFRRATE + 3.914%	4.4120	03/31/31	168,364
197,000	Citigroup, Inc.(a)	SOFRRATE + 2.107%	2.5720	06/03/31	169,608
174,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.850%	2.0830	04/22/26	167,380
182,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.885%	1.5780	04/22/27	168,970
192,000	JPMorgan Chase & Company(a)	TSFR3M + 1.510%	2.7390	10/15/30	170,911
174,000	JPMorgan Chase & Company(a)	TSFR3M + 3.790%	4.4930	03/24/31	169,923
204,000	JPMorgan Chase & Company(a)	TSFR3M + 1.250%	2.5800	04/22/32	172,756
152,000	JPMorgan Chase & Company		6.4000	05/15/38	174,426
211,000	JPMorgan Chase & Company(a)	TSFR3M + 1.642%	3.9640	11/15/48	175,254
237,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.580%	3.3280	04/22/52	174,417
175,000	Wells Fargo & Company		3.0000	04/22/26	167,996
176,000	Wells Fargo & Company		3.0000	10/23/26	167,409
184,000	Wells Fargo & Company(a)	SOFRRATE + 2.100%	2.3930	06/02/28	169,764
193,000	Wells Fargo & Company(a)	TSFR3M + 1.432%	2.8790	10/30/30	171,942
234,000	Wells Fargo & Company(a)	SOFRRATE + 2.530%	3.0680	04/30/41	178,012
186,000	Wells Fargo & Company(a)	TSFR3M + 4.502%	5.0130	04/04/51	177,247
					4,636,941
	BEVERAGES — 0.9%
173,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	170,456
178,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.9000	02/01/46	172,780
165,000	Anheuser-Busch InBev Worldwide, Inc.		4.7500	01/23/29	166,661
164,000	Anheuser-Busch InBev Worldwide, Inc.		5.5500	01/23/49	173,584
					683,481
	BIOTECH & PHARMA — 3.0%
170,000	AbbVie, Inc.		2.6000	11/21/24	166,499
169,000	AbbVie, Inc.		3.6000	05/14/25	166,262
174,000	AbbVie, Inc.		2.9500	11/21/26	166,810
182,000	AbbVie, Inc.		3.2000	11/21/29	169,580
193,000	AbbVie, Inc.		4.0500	11/21/39	174,297

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	BIOTECH & PHARMA — 3.0% (Continued)
197,000	AbbVie, Inc.		4.2500	11/21/49	$ 172,928
194,000	Amgen, Inc.		4.6630	06/15/51	173,662
150,000	AstraZeneca plc		6.4500	09/15/37	174,969
207,000	Bausch Health Companies, Inc.(b)		5.5000	11/01/25	189,288
178,000	Bristol-Myers Squibb Company		3.4000	07/26/29	168,614
201,000	Bristol-Myers Squibb Company		4.2500	10/26/49	171,696
150,000	GlaxoSmithKline Capital, Inc.		6.3750	05/15/38	174,206
140,000	Pfizer, Inc.		7.2000	03/15/39	172,674
					2,241,485
	CABLE & SATELLITE — 5.2%
188,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.1250	05/01/27	181,366
191,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.0000	02/01/28	180,452
195,000	CCO Holdings, LLC / CCO Holdings Capital(b)		5.3750	06/01/29	182,365
186,000	CCO Holdings, LLC / CCO Holdings Capital(b)		6.3750	09/01/29	181,193
206,000	CCO Holdings, LLC / CCO Holdings Capital(b)		4.7500	03/01/30	183,002
210,000	CCO Holdings, LLC / CCO Holdings Capital(b)		4.5000	08/15/30	182,636
216,000	CCO Holdings, LLC / CCO Holdings Capital(b)		4.2500	02/01/31	183,766
220,000	CCO Holdings, LLC / CCO Holdings Capital		4.5000	05/01/32	183,882
226,000	CCO Holdings, LLC / CCO Holdings Capital(b)		4.5000	06/01/33	185,278
233,000	CCO Holdings, LLC / CCO Holdings Capital(b)		4.2500	01/15/34	185,706
171,000	Comcast Corporation		4.1500	10/15/28	168,501
181,000	Comcast Corporation		4.6000	10/15/38	174,888
186,000	Comcast Corporation		4.7000	10/15/48	175,100
264,000	Comcast Corporation		2.8870	11/01/51	175,035
272,000	Comcast Corporation		2.9370	11/01/56	175,660
200,000	DIRECTV Holdings, LLC / DIRECTV Financing Company(b)		5.8750	08/15/27	190,761
205,000	DISH DBS Corporation		5.8750	11/15/24	190,485
225,000	DISH DBS Corporation(b)		5.2500	12/01/26	177,883
241,000	DISH DBS Corporation(b)		5.7500	12/01/28	163,398
180,000	DISH Network Corporation(b)		11.7500	11/15/27	187,645
188,000	Sirius XM Radio, Inc.(b)		5.0000	08/01/27	180,817
202,000	Sirius XM Radio, Inc.(b)		4.0000	07/15/28	183,729
					3,973,548

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	COMMERCIAL SUPPORT SERVICES — 0.2%
185,000	Allied Universal Holdco, LLC / Allied Universal(b)	6.6250	07/15/26	$ 182,405

	CONSTRUCTION MATERIALS — 0.2%
206,000	Standard Industries, Inc.(b)	4.3750	07/15/30	187,008

	CONTAINERS & PACKAGING — 0.2%
180,000	Mauser Packaging Solutions Holding Company(b)	7.8750	08/15/26	182,244

	DIVERSIFIED INDUSTRIALS — 0.2%
151,000	General Electric Company	6.7500	03/15/32	171,652

	E-COMMERCE DISCRETIONARY — 0.4%
174,000	Amazon.com, Inc.	3.1500	08/22/27	167,215
195,000	Amazon.com, Inc.	4.0500	08/22/47	173,748
				340,963
	ELECTRIC UTILITIES — 0.2%
189,000	FirstEnergy Corporation	4.1500	07/15/27	182,763

	ELECTRICAL EQUIPMENT — 0.7%
180,000	Emerald Debt Merger Sub, LLC(a)	6.6250	12/15/30	181,847
179,000	WESCO Distribution, Inc.(b)	7.1250	06/15/25	180,185
176,000	WESCO Distribution, Inc.(b)	7.2500	06/15/28	181,060
				543,092
	ENGINEERING & CONSTRUCTION — 0.2%
173,000	Brand Industrial Services, Inc.(b)	10.3750	08/01/30	182,731

	ENTERTAINMENT CONTENT — 0.2%
182,000	Univision Communications, Inc.(b)	6.6250	06/01/27	180,197

	FOOD — 1.8%
174,000	Kraft Heinz Foods Company	3.0000	06/01/26	167,176
172,000	Kraft Heinz Foods Company	3.8750	05/15/27	168,165
177,000	Kraft Heinz Foods Company	4.2500	03/01/31	171,284
151,000	Kraft Heinz Foods Company(b)	7.1250	08/01/39	178,257

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	FOOD — 1.8% (Continued)
183,000	Kraft Heinz Foods Company	5.0000	06/04/42	$ 174,930
181,000	Kraft Heinz Foods Company	5.2000	07/15/45	175,324
204,000	Kraft Heinz Foods Company	4.3750	06/01/46	176,103
188,000	Kraft Heinz Foods Company	4.8750	10/01/49	174,608
				1,385,847
	HEALTH CARE FACILITIES & SERVICES — 4.1%
186,000	CHS/Community Health Systems, Inc.(b)	8.0000	03/15/26	184,843
203,000	CHS/Community Health Systems, Inc.(b)	5.6250	03/15/27	187,809
171,000	Cigna Group (The)	4.3750	10/15/28	168,618
187,000	Cigna Group (The)	4.9000	12/15/48	173,917
170,000	CVS Health Corporation	4.3000	03/25/28	166,968
184,000	CVS Health Corporation	4.7800	03/25/38	172,726
186,000	CVS Health Corporation	5.1250	07/20/45	174,418
189,000	CVS Health Corporation	5.0500	03/25/48	173,490
214,000	DaVita, Inc.(b)	4.6250	06/01/30	189,524
166,000	HCA, Inc.	5.3750	02/01/25	165,886
164,000	HCA, Inc.	5.8750	02/15/26	165,596
167,000	HCA, Inc.	5.6250	09/01/28	170,176
188,000	HCA, Inc.	3.5000	09/01/30	170,526
183,000	Tenet Healthcare Corporation	4.8750	01/01/26	181,410
180,000	Tenet Healthcare Corporation	6.2500	02/01/27	179,693
187,000	Tenet Healthcare Corporation	5.1250	11/01/27	182,726
185,000	Tenet Healthcare Corporation	6.1250	10/01/28	184,231
184,000	Tenet Healthcare Corporation	6.1250	06/15/30	184,389
				3,176,946
	HOME & OFFICE PRODUCTS — 0.2%
186,000	Newell Brands, Inc.	5.2000	04/01/26	181,517

	INDUSTRIAL INTERMEDIATE PROD — 0.2%
176,000	Chart Industries, Inc.(b)	7.5000	01/01/30	181,354

	INDUSTRIAL SUPPORT SERVICES — 0.2%
187,000	United Rentals North America, Inc.	4.8750	01/15/28	182,641

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
169,000	Goldman Sachs Group, Inc. (The)		3.5000	04/01/25	$ 165,848
173,000	Goldman Sachs Group, Inc. (The)(a)	TSFR3M + 1.563%	4.2230	05/01/29	167,388
202,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 1.281%	2.6150	04/22/32	170,369
157,000	Goldman Sachs Group, Inc. (The)		6.7500	10/01/37	174,476
158,000	Goldman Sachs Group, Inc. (The)		6.2500	02/01/41	175,622
170,000	Morgan Stanley		3.8750	01/27/26	166,972
183,000	Morgan Stanley(a)	SOFRRATE + 0.879%	1.5930	05/04/27	169,508
174,000	Morgan Stanley(a)	TSFR3M + 1.890%	4.4310	01/23/30	169,595
197,000	Morgan Stanley Series GMTN(b)	SOFRRATE + 1.143%	2.6990	01/22/31	172,817
					1,532,595
	INSURANCE — 0.5%
180,000	HUB International Ltd.(b)		7.0000	05/01/26	180,000
175,000	HUB International Ltd.(b)		7.2500	06/15/30	180,848
					360,848
	INTERNET MEDIA & SERVICES — 0.5%
176,000	Uber Technologies, Inc.(b)		8.0000	11/01/26	179,334
195,000	Uber Technologies, Inc.(b)		4.5000	08/15/29	184,941
					364,275
	LEISURE FACILITIES & SERVICES — 3.2%
195,000	1011778 BC ULC / New Red Finance, Inc.(b)		3.8750	01/15/28	183,784
180,000	Caesars Entertainment, Inc.(b)		6.2500	07/01/25	180,988
176,000	Caesars Entertainment, Inc.(b)		8.1250	07/01/27	180,556
179,000	Caesars Entertainment, Inc.(b)		7.0000	02/15/30	184,525
178,000	Carnival Corporation(b)		7.6250	03/01/26	180,953
189,000	Carnival Corporation(b)		5.7500	03/01/27	186,568
199,000	Carnival Corporation(b)		4.0000	08/01/28	184,514
195,000	Carnival Corporation(b)		6.0000	05/01/29	189,075
164,000	Carnival Holdings Bermuda Ltd.(b)		10.3750	05/01/28	179,892
210,000	New Red Finance, Inc.(b)		4.0000	10/15/30	187,786
164,000	Royal Caribbean Cruises Ltd.(b)		11.6250	08/15/27	178,599
188,000	Royal Caribbean Cruises Ltd.(b)		5.5000	04/01/28	185,748
181,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Series 144A(b)		5.5000	03/01/25	180,984
					2,383,972

LEADERSHARES® DYNAMIC YIELD ETF SCHEDULE OF INVESTMENTS (Unaudited) (Continued) January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.2%
171,000	Abbott Laboratories	4.9000	11/30/46	$ 171,335
192,000	Avantor Funding, Inc.(b)	4.6250	07/15/28	183,335
175,000	Bausch & Lomb Escrow Corporation(b)	8.3750	10/01/28	183,094
203,000	Mozart Debt Merger Sub, Inc.(b)	3.8750	04/01/29	183,722
199,000	Mozart Debt Merger Sub, Inc.(b)	5.2500	10/01/29	185,306
				906,792
	METALS & MINING — 0.6%
184,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	176,479
198,000	Novelis Corporation(b)	4.7500	01/30/30	183,930
				360,409
	OIL & GAS PRODUCERS — 3.4%
204,000	Cheniere Energy Partners, L.P.	4.0000	03/01/31	184,980
174,000	Civitas Resources, Inc.(b)	8.3750	07/01/28	183,343
173,000	Civitas Resources, Inc.(b)	8.7500	07/01/31	184,204
150,000	ConocoPhillips	6.5000	02/01/39	174,206
220,000	ConocoPhillips Company	4.0250	03/15/62	176,522
170,000	Continental Resources Inc/OK(b)	5.7500	01/15/31	169,180
189,000	New Fortress Energy, Inc.(b)	6.5000	09/30/26	183,180
179,000	NGL Energy Operating, LLC / NGL Energy Finance(b)	7.5000	02/01/26	182,513
151,000	Shell International Finance BV	6.3750	12/15/38	173,734
192,000	Shell International Finance BV	4.3750	05/11/45	174,813
180,000	Venture Global LNG, Inc.(b)	8.1250	06/01/28	183,005
173,000	Venture Global LNG, Inc.(b)	9.5000	02/01/29	183,538
182,000	Venture Global LNG, Inc.(b)	8.3750	06/01/31	184,848
175,000	Venture Global LNG, Inc.(b)	9.8750	02/01/32	184,098
				2,522,164
	OIL & GAS SERVICES & EQUIPMENT — 0.2%
173,000	Weatherford International Ltd.(b)	8.6250	04/30/30	178,024

	PUBLISHING & BROADCASTING — 0.2%
190,000	Nexstar Broadcasting, Inc.(b)	5.6250	07/15/27	185,200

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
191,000	SBA Communications Corporation	3.8750	02/15/27	182,464

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 0.7% (Continued)
207,000	SBA Communications Corporation	3.1250	02/01/29	$ 184,665
182,000	Uniti Group, L.P. / Uniti Group Finance, Inc. /(b)	10.5000	02/15/28	185,414
				552,543
	RETAIL - DISCRETIONARY — 0.5%
156,000	Home Depot, Inc. (The)	5.8750	12/16/36	172,870
204,000	Staples, Inc.(b)	7.5000	04/15/26	191,162
				364,032
	SEMICONDUCTORS — 0.5%
214,000	Broadcom, Inc.(b)	3.1370	11/15/35	175,798
218,000	Broadcom, Inc.(b)	3.1870	11/15/36	176,945
				352,743
	SOFTWARE — 3.3%
200,000	Cloud Software Group, Inc.(b)	9.0000	09/30/29	189,565
208,000	Condor Merger Sub, Inc.(b)	7.3750	02/15/30	188,503
175,000	Microsoft Corporation	2.4000	08/08/26	166,911
171,000	Microsoft Corporation	3.3000	02/06/27	166,875
258,000	Microsoft Corporation	2.5250	06/01/50	171,948
239,000	Microsoft Corporation	2.9210	03/17/52	171,573
264,000	Microsoft Corporation	2.6750	06/01/60	173,842
208,000	Minerva Merger Sub, Inc.(b)	6.5000	02/15/30	187,268
172,000	Oracle Corporation	2.5000	04/01/25	166,893
237,000	Oracle Corporation	3.6000	04/01/50	174,129
241,000	Oracle Corporation	3.8500	04/01/60	174,686
195,000	Picard Midco, Inc.(b)	6.5000	03/31/29	182,141
185,000	SS&C Technologies, Inc.(b)	5.5000	09/30/27	182,419
233,000	Veritas US, Inc.(b)	7.5000	09/01/25	199,454
				2,496,207
	SPECIALTY FINANCE — 0.2%
178,000	OneMain Finance Corporation	7.1250	03/15/26	180,696

	TECHNOLOGY HARDWARE — 1.6%
170,000	Apple, Inc.	3.2500	02/23/26	166,072
194,000	Apple, Inc.	3.8500	05/04/43	170,536
174,000	Apple, Inc.	4.6500	02/23/46	170,631

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	TECHNOLOGY HARDWARE — 1.6% (Continued)
166,000	Dell International, LLC / EMC Corporation	6.0200	06/15/26	$ 169,632
198,000	Imola Merger Corporation(b)	4.7500	05/15/29	183,935
173,000	NCR Atleos Escrow Corporation(b)	9.5000	04/01/29	185,719
186,000	Western Digital Corporation	4.7500	02/15/26	181,580
				1,228,105
	TECHNOLOGY SERVICES — 0.7%
193,000	Neptune Bidco US, Inc.(b)	9.2900	04/15/29	184,508
171,000	Visa, Inc.	3.1500	12/14/25	167,121
186,000	Visa, Inc.	4.3000	12/14/45	171,113
				522,742
	TELECOMMUNICATIONS — 5.6%
172,000	AT&T, Inc.	4.3500	03/01/29	169,081
174,000	AT&T, Inc.	4.3000	02/15/30	169,121
214,000	AT&T, Inc.	2.5500	12/01/33	173,550
249,000	AT&T, Inc.	3.5000	09/15/53	177,709
250,000	AT&T, Inc.	3.5500	09/15/55	177,506
242,000	AT&T, Inc.	3.8000	12/01/57	178,348
251,000	AT&T, Inc.	3.6500	09/15/59	177,115
137,000	British Telecommunications plc	9.6250	12/15/30	169,310
141,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	167,893
201,000	Frontier Communications Corporation(b)	5.0000	05/01/28	185,632
194,000	Intelsat Jackson Holdings S.A.(b)	6.5000	03/15/30	183,766
137,000	Orange S.A.	9.0000	03/01/31	169,000
170,000	Verizon Communications, Inc.	4.1250	03/16/27	167,184
171,000	Verizon Communications, Inc.	4.3290	09/21/28	168,530
176,000	Verizon Communications, Inc.	4.0160	12/03/29	169,409
200,000	Verizon Communications, Inc.	2.5500	03/21/31	171,788
177,000	Verizon Communications, Inc.	4.5000	08/10/33	171,017
221,000	Verizon Communications, Inc.	3.4000	03/22/41	174,555
185,000	Verizon Communications, Inc.	4.8620	08/21/46	175,593
233,000	Verizon Communications, Inc.	3.5500	03/22/51	175,437
233,000	Verizon Communications, Inc.	3.7000	03/22/61	173,409
168,000	Vodafone Group plc	4.3750	05/30/28	167,737
182,000	Vodafone Group plc	5.2500	05/30/48	175,292

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 54.4% (Continued)
	TELECOMMUNICATIONS — 5.6% (Continued)
177,000	Vodafone Group plc(a)	USD SWAP SEMI 30/360 5YR + 4.873%	7.0000	04/04/79	$ 183,364
					4,171,346
	TOBACCO & CANNABIS — 0.2%
176,000	BAT Capital Corporation		3.5570	08/15/27	168,170

	TRANSPORTATION & LOGISTICS — 1.2%
131,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.5000	04/20/26	129,801
188,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)		5.7500	04/20/29	184,943
163,000	Delta Air Lines, Inc.		7.3750	01/15/26	168,901
189,000	United Airlines, Inc.(b)		4.3750	04/15/26	182,701
202,000	United Airlines, Inc.(b)		4.6250	04/15/29	187,256
					853,602

	TOTAL CORPORATE BONDS (Cost $42,797,630)				41,313,569

	U.S. GOVERNMENT & AGENCIES— 9.5%
	U.S. TREASURY NOTES — 9.5%
3,529,000	United States Treasury Note		1.5000	02/29/24	3,518,381
3,555,000	United States Treasury Note		1.5000	02/15/25	3,440,886
108,000	United States Treasury Note		1.6250	05/15/31	92,540
101,000	United States Treasury Note		2.2500	05/15/41	75,699
96,000	United States Treasury Note		2.3750	05/15/51	66,353
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,370,418)				7,193,859

	SHORT TERM INVESTMENTS — 33.7%
15,716,000	United States Treasury Bill (c)		0.000	02/08/24	15,700,231
10,000,000	United States Treasury Bill (c)		0.000	04/04/24	9,908,574
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,608,664)				25,608,805

	TOTAL INVESTMENTS - 97.6% (Cost $75,776,712)				$ 74,116,233
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.4%				1,820,541
	NET ASSETS - 100.0%				$ 75,936,774

LEADERSHARES® DYNAMIC YIELD ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme

SOFRRATE	United States SOFR Secured Overnight Financing Rate

(a)	Variable rate security: the rate shown represents the rate on January 31, 2024.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024, the total market value of 144A securities is 16,094,367 or 21.2% of net assets.
(c)	Zero coupon bond.